Share-based Payments - Summary of Weighted Average Fair Value of Awards at Grant Date (Details)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 JPY (¥)
BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	¥ 3,738		¥ 3,765		¥ 3,857
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	3,738		3,765		¥ 3,857
Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	¥ 1,877	$ 16.90	¥ 1,907	$ 17.64